Earnings per share - Weighted average number of ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Number of shares issued	177,185,736	176,953,000	176,608,000	163,915,000
Treasury shares	(249,915)	(249,915)	(250,000)	(250,000)
Effect of weighted average share capital increase			1,953,000
Effect of weighted average share options exercised	214,000	316,000	788,000
Weighted average number of ordinary shares 31 December	176,916,663	176,674,341	166,405,926
Number of potentially dilutive shares to be issued from stock options and Share Performance Awards	1,000,455	463,415